Covered Assets	12 Months Ended
Sep. 30, 2013
Covered Assets [Abstract]
Covered Assets
Covered Assets

Covered assets represent loans and real estate held for sale acquired from the FDIC that are subject to loss sharing agreements and were $326,927,000 as of September 30, 2013, versus $317,925,000 as of September 30, 2012.
As of the close of business October 31, 2012, the Company acquired covered assets as part of the South Valley acquisition as described in Note A.
The carrying balance of acquired covered loans have been included in the following tables. The Company evaluated the acquired loans for impairment. Loans are accounted for under FASB ASC 310-30 when there is evidence of credit deterioration since origination and for which it is probable, at acquisition, that the Company would be unable to collect all contractually required payments.

The following table reflects the carrying value of all acquired impaired and non-impaired loans as of September 30, 2013 and 2012:

	September 30, 2013			September 30, 2012
	Acquired Impaired Loans	Acquired Non-impaired Loans	Total	Acquired Impaired Loans	Acquired Non-impaired Loans	Total
	(In thousands)
Single-family residential	$28,428	$28,460	$56,888	$7,699	$35,676	$43,375
Construction – speculative	440	—	440	4,519	90	4,609
Construction – custom	1,197	—	1,197	1,196	—	1,196
Land – acquisition & development	17,953	4,810	22,763	22,747	11,430	34,177
Land – consumer lot loans	496	245	741	497	498	995
Multi-family	6,933	18,852	25,785	4,698	27,645	32,343
Commercial real estate	121,105	89,499	210,604	83,784	121,592	205,376
Commercial & industrial	14,949	9,416	24,365	18,504	13,023	31,527
HELOC	3,869	14,750	18,619	309	17,971	18,280
Consumer	242	604	846	659	918	1,577
Total covered loans	$195,612	$166,636	$362,248	$144,612	$228,843	$373,455
Allowance for losses	—	—	—	—	—	—
	$195,612	$166,636	$362,248	$144,612	$228,843	$373,455
Discount			(66,301)			(85,079)
Covered loans, net			$295,947			$288,376

Changes in the carrying amount and accretable yield for acquired impaired and non-impaired loans were as follows for the fiscal years ended September 30, 2013 and 2012:

	September 30, 2013				September 30, 2012
	Acquired Impaired		Acquired Non-impaired		Acquired Impaired		Acquired Non-impaired
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)				(In thousands)
Balance at beginning of period	$50,902	$74,953	$23,789	$213,423	$37,072	$116,061	$30,370	$269,888
Additions	43,299	107,946	—	—	—	—	—	—
Reclassification from nonaccretable balance, net	17,850	—	—	—	34,690	—	—	—
Accretion	(33,774)	33,774	(6,526)	6,526	(20,860)	20,860	(6,581)	6,581
Transfers to REO	—	(11,196)	—	—	—	(15,905)	—	—
Payments received, net	—	(67,386)	—	(62,093)	—	(46,063)	—	(63,046)
Balance at end of period	$78,277	$138,091	$17,263	$157,856	$50,902	$74,953	$23,789	$213,423

At September 30, 2013 and September 30, 2012, none of the acquired impaired or non-impaired loans were classified as non-performing assets. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.
The outstanding principal balance of acquired loans was $362,248,000 and $373,455,000 as of September 30, 2013 and September 30, 2012, respectively. The discount balance related to the acquired loans was $66,301,000 and $85,079,000 as of September 30, 2013 and September 30, 2012, respectively.
The following table shows the year to date activity for the FDIC indemnification asset:

	September 30, 2013	September 30, 2012
	(In thousands)
Balance at beginning of period	$87,571	$101,634
Additions	18,101	3,284
Payments received	(13,421)	(3,456)
Amortization	(28,722)	(15,510)
Accretion	1,086	1,619
Balance at end of period	$64,615	$87,571

The following tables provide information on covered loans based on credit quality indicators (defined in Note A) as of September 30, 2013:

	Internally Assigned Grade					Total Net Loans
	Pass	Special mention	Substandard	Doubtful	Loss
	(In thousands)
Purchased non-credit impaired loans:
Single-family residential	$26,426	$—	$2,034	$—	$—	$28,460
Construction - speculative	—	—	—	—	—	—
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	3,069	1,019	722	—	—	4,810
Land - consumer lot loans	245	—	—	—	—	245
Multi-family	17,217	—	1,635	—	—	18,852
Commercial real estate	56,120	9,235	24,144	—	—	89,499
Commercial & industrial	5,175	500	3,741	—	—	9,416
HELOC	14,750	—	—	—	—	14,750
Consumer	604	—	—	—	—	604
	123,606	10,754	32,276	—	—	166,636
Total grade as a % of total net loans	74.2%	6.4%	19.4%	—%	—%

Purchased credit impaired loans:
Pool 1 - Construction and land A&D	14,361	4,296	25,363	—	—	44,020
Pool 2 - Single-family residential	21,541	—	—	—	—	21,541
Pool 3 - Multi-family	4,131	—	1,100	—	—	5,231
Pool 4 - HELOC & other consumer	4,111	—	1,880	—	—	5,991
Pool 5 - Commercial real estate	36,494	15,113	53,946	—	—	105,553
Pool 6 - Commercial & industrial	4,265	204	8,807	—	—	13,276
	$84,903	$19,613	$91,096	$—	$—	$195,612
					Total covered loans	362,248
					Discount	(66,301)
					Allowance	$—
					Covered loans, net	$295,947

The following table provides an analysis of the payment status of purchased non-credit impaired loans in past due status for the period ended September 30, 2013.

	Amount of Loans Net of LIP & Chg.-Offs	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loans		Current	30	60	90	Total
	(In thousands)
Single-family residential	$28,460	$27,411	$78	$—	$971	$1,049	3.69%
Construction - speculative	—	—	—	—	—	—	NM
Construction - custom	—	—	—	—	—	—	NM
Land - acquisition & development	4,810	4,774	—	—	36	36	0.75%
Land - consumer lot loans	245	199	—	—	46	46	18.78%
Multi-family	18,852	17,511	—	—	1,341	1,341	7.11%
Commercial real estate	89,499	84,949	2,779	455	1,316	4,550	5.08%
Commercial & industrial	9,416	9,416	—	—	—	—	—%
HELOC	14,750	14,334	103	74	239	416	2.82%
Consumer	604	601	3	—	—	3	0.50%
	$166,636	$159,195	$2,963	$529	$3,949	$7,441	4.47%